Loss Per Ordinary Share (Tables)	9 Months Ended
Sep. 30, 2020
Earnings per share [abstract]
Summary of Earnings Per Share

	For the nine months ended September 30
	2019	2020
Basic and diluted loss per ordinary share	$(0.11)	$(0.05)

Summary of Loss and Weighted-Average Number of Ordinary Shares Outstanding
The loss and weighted-average number of ordinary shares outstanding used in the computation of loss per share are as follows:

	For the nine months ended September 30
	2019	2020
Loss used in the computation of basic and diluted loss per ordinary share	$(17,460,159)	$(10,267,070)

Weighted-average number of ordinary shares in the computation of basic loss per ordinary share	160,248,940	189,954,970